S000060079 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Select Large Cap Equity Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Select Large Cap Equity Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Columbia Variable Portfolio - Select Large Cap Equity Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	$ 1,131